NOTES PAYABLE (Details Narrative) - USD ($)	Apr. 05, 2024	Jul. 31, 2025	Jun. 30, 2025	Apr. 15, 2025	Jan. 31, 2025	Dec. 03, 2024	Nov. 20, 2024	Nov. 04, 2024	Oct. 28, 2024	Sep. 25, 2024	Jan. 31, 2024
Short-Term Debt [Line Items]
Secured promissory note	$ 201,200
Accrues interest						10.00%	10.00%	10.00%	10.00%
Convertible secured notes payable		$ 405,305			$ 405,305
Notes payable		$ 165,000			100,000
Convertible Notes Payable [Member]
Short-Term Debt [Line Items]
Convertible secured notes payable	$ 1,100,200				$ 0						$ 1,100,200
Notes payable											$ 476,201
Issuance of common shares	12,848,117
Secured Promissory Note [Member]
Short-Term Debt [Line Items]
Secured promissory note			$ 40,000	$ 25,000		$ 25,000	$ 25,000	$ 25,000	$ 25,000	$ 25,000
Accrues interest			10.00%	10.00%		10.00%	10.00%	10.00%	10.00%